Real Estate Inventories and Capitalized Interest (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Real Estate Inventories and Capitalized Interest
Schedule of real estate inventories

	September 30,	December 31,
	2013	2012
	(in thousands)

Land and land improvements held for development or sale	$200,113	$140,048
Work in progress	43,122	18,943
Completed inventories	24,542	15,005
Investments in amenities	9,242	9,172
Total real estate inventories	$277,019	$183,168

	December 31,
	2012	2011
	(In Thousands)
Land and land improvements held for development or sale	$140,048	$133,238
Work in progress	18,943	8,488
Completed inventories	15,005	7,341
Investments in amenities	9,172	9,265

Total real estate inventories	$183,168	$158,332

Summary of capitalized interest

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
	(in thousands)

Capitalized interest, beginning of period	$11,685	$4,689	$7,959	$1,014
Interest incurred	3,644	3,600	10,547	12,730
Interest expensed	(184)	(982)	(1,798)	(5,997)
Interest charged to cost of sales	(1,317)	(556)	(2,880)	(996)
Capitalized interest, end of period	$13,828	$6,751	$13,828	$6,751

	Year Ended December 31,
	2012	2011
	(In Thousands)
Capitalized interest, beginning of year	$1,014	$741
Interest incurred	16,227	18,215
Interest expensed	(6,978)	(16,954)
Interest charged to cost of sales	(2,304)	(988)

Capitalized interest, end of year	$7,959	$1,014